ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS - Warrant activities (Details)				12 Months Ended
	Aug. 18, 2026	May 01, 2024	Jan. 13, 2021	Jun. 30, 2026 $ / shares shares	Jun. 30, 2025 $ / shares shares	Jun. 30, 2024 $ / shares shares
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Reverse stock split	0.005	0.056	0.2
Warrant
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants Outstanding | shares				240	240
Warrants Outstanding | shares				240	240	240
Weighted average exercise price outstanding per share | $ / shares				$ 22,464	$ 22,464
Weighted average exercise price outstanding per share | $ / shares				$ 22,464	$ 22,464	$ 22,464
Weighted average remaining period, outstanding				5 months 15 days	1 year 11 months 15 days	2 years 11 months 15 days